Financial Risk Management and Fair Values of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Maturity Profile of the Group's Financial Liabilities

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At June 30, 2025
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at June 30
Trade payables	76,248	-	-	-	76,248	76,248
Other payables and accruals	39,219	119	56	2,226	41,620	41,620
Amounts due to a related party	11,337	-	-	-	11,337	11,337
Borrowings and derivative liabilities	32,012	26	407,747	375,399	815,184	798,112
Borrowings from a related party	90,000	82,917	-	-	172,917	172,917
Lease liabilities	11,922	11,931	35,214	56,033	115,100	92,642
	260,738	94,993	443,017	433,658	1,232,406	1,192,876
	At December 31, 2024
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	31,471	-	-	-	31,471	31,471
Other payables and accruals	40,617	112	53	1,485	42,267	42,267
Amounts due to a related party	8,747	-	-	-	8,747	8,747
Borrowings and derivative liabilities	15,000	-	497,750	-	512,750	905,262
Lease liabilities	8,655	8,807	27,105	55,693	100,260	78,133
	104,490	8,919	524,908	57,178	695,495	1,065,880

Schedule of Financial Instruments Measured at Fair Value

The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	June 30, 2025	Level 1	Level 2	Level 3
USDC	Quoted price	34	34	-	-
Cryptocurrency-settled receivables	Quoted price	1,491	1,491	-	-
Investment A, B, D and E in unlisted equity instruments	Net asset value	22,092	-	-	22,092
Investment F, I and J in unlisted equity instruments	Recent transaction price	3,434	-	-	3,434
Investment C in unlisted equity instrument	Market calibration method	9,557	-	-	9,557
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,540	-	-	3,540
Cryptocurrency-settled payables	Quoted price	24,677	24,677	-	-
Derivative liabilities	Binomial model	437,953	-	-	437,953

In thousands of USD	Valuation technique(s) and key input	December 31, 2024	Level 1	Level 2	Level 3
USDC	Quoted price	2	2	-	-
Cryptocurrency-settled receivables	Quoted price	974	974	-	-
Investment A, B, D and E in unlisted equity instruments	Net asset value	24,595	-	-	24,595
Investment F, I and J in unlisted equity instruments	Recent transaction price	3,102	-	-	3,102
Investment C in unlisted equity instrument	Market calibration method	10,284	-	-	10,284
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Binomial model	3,540	-	-	3,540
Cryptocurrency-settled payables	Quoted price	21,372	21,372	-	-
Derivative liabilities	Binomial model	763,939	-	-	763,939

Schedule of Financial Instruments

The following table presents the changes in Level 3 financial instruments for the periods ended June 30, 2025 and 2024:

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative liabilities
At January 1, 2025	42,521	763,939
Additions	332	212,026
Derecognition of derivative liabilities on conversion	-	(122,091)
Net fair value changes recognized in profit or loss	(3,230)	(415,921)
At June 30, 2025	39,623	437,953

At January 1, 2024	37,775	-
Additions	2,524	11,106
Net fair value changes recognized in profit or loss	1,440	14,230
At June 30, 2024	41,739	25,336